Pioneer Fundamental Growth Fund
Schedule of Investments  |  June 30, 2022

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

Schedule of Investments  |  6/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.9% of Net Assets
	Beverages — 2.7%
808,310	PepsiCo., Inc.	$ 134,712,945
	Total Beverages	$134,712,945
	Capital Markets — 7.0%
2,825,216	Charles Schwab Corp.	$ 178,497,147
145,129	FactSet Research Systems, Inc.	55,812,260
1,240,657	Intercontinental Exchange, Inc.	116,671,384
	Total Capital Markets	$350,980,791
	Commercial Services & Supplies — 1.0%
486,377(a)	Copart, Inc.	$ 52,849,725
	Total Commercial Services & Supplies	$52,849,725
	Communications Equipment — 1.9%
467,215	Motorola Solutions, Inc.	$ 97,928,264
	Total Communications Equipment	$97,928,264
	Electrical Equipment — 1.8%
404,182	Eaton Corp. Plc	$ 50,922,890
195,858	Rockwell Automation, Inc.	39,036,458
	Total Electrical Equipment	$89,959,348
	Electronic Equipment, Instruments & Components — 5.4%
2,237,981	Amphenol Corp., Class A	$ 144,081,217
827,118	CDW Corp.	130,320,712
	Total Electronic Equipment, Instruments & Components	$274,401,929
	Energy Equipment & Services — 3.1%
4,421,542	Schlumberger, Ltd.	$ 158,114,342
	Total Energy Equipment & Services	$158,114,342
	Entertainment — 1.8%
731,187	Electronic Arts, Inc.	$ 88,948,899
	Total Entertainment	$88,948,899
	Health Care Equipment & Supplies — 1.9%
980,935(a)	Edwards Lifesciences Corp.	$ 93,277,109
	Total Health Care Equipment & Supplies	$93,277,109
	Hotels, Restaurants & Leisure — 4.5%
88,292(a)	Booking Holdings, Inc.	$ 154,421,825
662,071	Hilton Worldwide Holdings, Inc.	73,781,192
	Total Hotels, Restaurants & Leisure	$228,203,017
1Pioneer Fundamental Growth Fund |  | 6/30/22

Shares		Value
	Insurance — 3.5%
269,989	Marsh & McLennan Cos., Inc.	$ 41,915,792
1,134,792	Progressive Corp.	131,942,266
	Total Insurance	$173,858,058
	Interactive Media & Services — 7.4%
170,692(a)	Alphabet, Inc., Class C	$ 373,380,215
	Total Interactive Media & Services	$373,380,215
	Internet & Direct Marketing Retail — 5.8%
2,735,290(a)	Amazon.com, Inc.	$ 290,515,151
	Total Internet & Direct Marketing Retail	$290,515,151
	IT Services — 7.8%
750,924	Mastercard, Inc., Class A	$ 236,901,504
1,240,082(a)	PayPal Holdings, Inc.	86,607,327
340,616	Visa, Inc., Class A	67,063,884
	Total IT Services	$390,572,715
	Life Sciences Tools & Services — 6.1%
464,049	Danaher Corp.	$ 117,645,702
348,746	Thermo Fisher Scientific, Inc.	189,466,727
	Total Life Sciences Tools & Services	$307,112,429
	Machinery — 1.4%
390,257	Illinois Tool Works, Inc.	$ 71,124,338
	Total Machinery	$71,124,338
	Pharmaceuticals — 6.1%
556,597	Eli Lilly & Co.	$ 180,465,446
2,432,989	Pfizer, Inc.	127,561,613
	Total Pharmaceuticals	$308,027,059
	Professional Services — 1.5%
449,660	Verisk Analytics, Inc.	$ 77,831,649
	Total Professional Services	$77,831,649
	Semiconductors & Semiconductor Equipment — 7.2%
569,808(a)	Advanced Micro Devices, Inc.	$ 43,573,218
800,951	NVIDIA Corp.	121,416,162
1,560,420	QUALCOMM, Inc.	199,328,051
	Total Semiconductors & Semiconductor Equipment	$364,317,431
	Software — 12.1%
286,032(a)	Adobe, Inc.	$ 104,704,874
1,546,847	Microsoft Corp.	397,276,715
643,136(a)	Salesforce, Inc.	106,143,165
	Total Software	$608,124,754
Pioneer Fundamental Growth Fund |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Shares		Value
	Specialty Retail — 5.6%
165,992(a)	O'Reilly Automotive, Inc.	$ 104,867,106
1,193,527	Ross Stores, Inc.	83,821,401
1,625,858	TJX Cos., Inc.	90,804,169
	Total Specialty Retail	$279,492,676
	Technology Hardware, Storage & Peripherals — 4.3%
1,576,756	Apple, Inc.	$ 215,574,080
	Total Technology Hardware, Storage & Peripherals	$215,574,080
	Total Common Stocks (Cost $3,091,236,032)	$5,029,306,924

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
9,298,661(b)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 9,298,661
		$9,298,661
	TOTAL SHORT TERM INVESTMENTS (Cost $9,298,661)	$9,298,661
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $3,100,534,693)	$5,038,605,585
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(4,714,333)
	net assets — 100.0%	$5,033,891,252

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
3Pioneer Fundamental Growth Fund |  | 6/30/22

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,029,306,924	$—	$—	$5,029,306,924
Open-End Fund	9,298,661	—	—	9,298,661
Total Investments in Securities	$5,038,605,585	$—	$—	$5,038,605,585
During the three months ended June 30, 2022, there were no transfers in and out of Level 3.
Pioneer Fundamental Growth Fund |  | 6/30/224